Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Summary of Transactions With Related Parties
Transactions with related parties during the year and balances outstanding at the year-end:

										Group
	Interest, fees and other income received			Interest, fees and other expenses paid			Amounts owed by related parties		Amounts owed to related parties

	2021	2020	2019	2021	2020	2019	2021	2020	2021	2020
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Ultimate parent	(164)	(119)	(130)	33	105	266	816	1,557	(1,150)	(2,151)
Immediate parent	(6)	(7)	(7)	263	316	317	7	8	(10,935)	(10,121)
Fellow subsidiaries	(57)	(58)	(66)	163	157	173	159	223	(534)	(559)
Associates & joint ventures	(34)	(29)	(29)	4	—	—	3,075	2,234	(918)	(1,034)
	(261)	(213)	(232)	463	578	756	4,057	4,022	(13,537)	(13,865)